S-K 1603(a)(7) Sponsor Controlling Persons	Jun. 01, 2026
Adam Stone [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Adam Stone
Michael Altman [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Michael Altman